Shareholder Report, Average Annual Return (Details)	12 Months Ended	16 Months Ended	43 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000226875
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ARGA Emerging Markets Value Fund, Institutional Class Shares
C000226877
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ARGA International Value Fund, Institutional Class Shares
C000243045
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ARGA Value Fund, Institutional Class Shares
Without Sales Load [Member] | C000226875
Average Annual Return [Line Items]
Average Annual Return, Percent	8.18%		3.79%
Without Sales Load [Member] | C000226877
Average Annual Return [Line Items]
Average Annual Return, Percent	1.15%		2.97%
Without Sales Load [Member] | C000243045
Average Annual Return [Line Items]
Average Annual Return, Percent	6.46%	13.31%
MSCI Emerging Markets Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (NR) (USD)
Average Annual Return, Percent	7.50%		(4.36%)
MSCI ACWI ex USA Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (NR) (USD)
Average Annual Return, Percent	5.53%		0.02%
S&P 500 Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (NR) (USD)
Average Annual Return, Percent	24.50%	23.24%
MSCI Emerging Markets Value Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Value Index (NR) (USD)
Average Annual Return, Percent	4.51%		(1.74%)
MSCI ACWI ex USA Value Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Value Index (NR) (USD)
Average Annual Return, Percent	6.04%		2.57%
Russell 1000 Value Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index (NR) (USD)
Average Annual Return, Percent	13.65%	14.14%